Income Taxes - Schedule of Deferred Tax Asset (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025	Oct. 31, 2024
Deferred tax asset
Provision for credit losses	$ 384,222	$ 252,592	$ 124,479
Net operating loss carried forward	11,752	0
Provision for inventory obsolescence	2,152	2,070	2,634
Lease liabilities	46,442	15,982	0
Estimated warranty liabilities	18,024	1,447	9,686
Deferred tax liability
Right-of-use assets	(51,415)	(23,183)	0
Totals	411,177	248,908	136,799
Location, Statement of Financial Position, Balance [Axis]: us-gaap:DeferredIncomeTaxAssetsNet
Deferred tax liability
Totals	$ 411,177	$ 248,908	$ 136,799